SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Network and IT costs	$ 574	$ 559	$ 506
Personnel costs	481	437	416
Customer associated costs	529	471	386
Losses on receivables	26	20	14
Taxes, other than income taxes	59	68	74
Consultancy and other professional services	91	100	94
Other	123	144	156
Total selling, general and administrative expenses	$ 1,883	$ 1,799	$ 1,646